Financial liabilities designated at fair value (Table)	12 Months Ended
Dec. 31, 2019
Financial liabilities designated at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value
	Barclays Bank Group
	2019		2018
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	49,559	56,891	46,649	54,159
Deposits	25,526	25,725	31,706	32,053
Repurchase agreements and other similar secured borrowing	128,686	128,845	139,386	139,626
Other financial liabilities	675	675	-	-
Financial liabilities designated at fair value	204,446	212,136	217,741	225,838